Income Taxes (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes (Textual)
Income tax expenses exempted		$ 1,492,279	$ 1,343,322	$ 715,087
Cumulative net operating loss		$ 1,544,000	2,868,000	3,468,000
Favorable income tax rate, description		Taizhou Fuling was recognized as a High-technology Company by Chinese government and subject to a favorable income tax rate of 15% from year 2012 to 2020.
Valuation allowance		$ 378,038	$ 420,056	$ 605,081
Percentage of current year R&D expense deducted from taxable income		80.00%	75.00%
Share price, per share		$ 0.09	$ 0.09	$ 0.05
Corporate income tax rate		25.00%
U.S. statutory federal rate, percentage		21.00%	21.00%
Description of income tax		The new tax regulation allows companies to expense in full all machinery and equipment acquired between January 1, 2018 to December 31, 2020 instead of depreciate over depreciation period, except for any asset with unit price over $0.7 million (RMB 5 million). Thus, deferred tax liabilities resulted from the temporary difference. In fiscal 2018, the Company acquired new machinery and equipment of $3,852,713 (RMB 26.5 million) in total, which were qualified to be fully deducted from taxable income in 2018. In fiscal 2019, the Company acquired new machinery and equipment of $2,993,566 (RMB 20.7 million) in total, which were qualified to be fully deducted from taxable income in 2019. The related deferred tax liabilities amounted to $887,098 and $577,826 as of December 31, 2019 and 2018, respectively.
Maximum [Member]
Income Taxes (Textual)
Corporate income tax rate	35.00%
Minimum [Member]
Income Taxes (Textual)
Corporate income tax rate	21.00%